Supplement dated February 29, 2024
to the following statutory prospectus(es):
Best of America FPVUL dated May 1, 2023
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
The Boards of Directors (the "Board") of American Century Variable Portfolios, Inc. and American Century Variable Portfolios II, Inc. (the "Board"), approved the merger of the following Target Funds (the "Target Fund") into the Lincoln Variable Insurance Products Trust (the "Acquiring Fund"). Subject to shareholder approval, the merger will be effective on or about April 26, 2024 (the "Effective Date").
Target Fund	Acquiring Fund
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I	Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I	Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II
As of the Effective Date, the following changes apply to the contract/policy:
•
the Target Fund will no longer be available to receive transfers or new purchase payments;
•
the Target Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund; and
•
the Acquiring Fund will assume all liabilities of the Target Fund.
Accordingly, the following changes apply to the prospectus:
(1) Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2023)
			1 year	5 year	10 year
Allocation	Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II This Sub-Account is only available in policies issued before April 26, 2024. Investment Advisor: Lincoln Financial Investments Corporation Investment Sub-Advisor: American Century Investment Management, Inc.	0.83%*	-17.27%	4.43%	6.64%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II This Sub-Account is only available in policies issued before April 26, 2024. Investment Advisor: Lincoln Financial Investments Corporation Investment Sub-Advisor: American Century Investment Management, Inc.	0.71%	-12.74%	6.85%	10.63%
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class This Sub-Account is only available in policies issued before April 26, 2024. Investment Advisor: Lincoln Financial Investments Corporation Investment Sub-Advisor: American Century Investment Management, Inc.	0.77%	-13.08%	1.38%	0.67%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II This Sub-Account is only available in policies issued before April 26, 2024. Investment Advisor: Lincoln Financial Investments Corporation Investment Sub-Advisor: American Century Investment Management, Inc.	0.86%	-1.19%	6.76%	11.01%
PROS-0841

*
This underlying mutual fund’s current expenses reflect a temporary fee reduction.
(2) All references in the prospectus to the Target Fund are deleted and replaced with the Acquiring Fund.
PROS-0841